CONSOLIDATED BALANCE SHEET - GBP (£) £ in Millions	Jun. 30, 2021		Dec. 31, 2020
Assets
Cash and balances at central banks	£ 78,966		£ 73,257
Items in the course of collection from banks	163		299
Financial assets at fair value through profit or loss	177,589		171,626
Derivative financial instruments	22,193		29,613
Loans and advances to banks	10,811		10,746
Loans and advances to customers	500,356		498,843
Debt securities	5,008		5,405
Financial assets at amortised cost	516,175		514,994
Financial assets at fair value through other comprehensive income	26,213		27,603
Investments in joint ventures and associates	313		296
Goodwill	2,320		2,320
Value of in-force business	5,727		5,617
Other intangible assets	4,299		4,140
Property, plant and equipment	11,518		11,754
Current tax recoverable	792		660
Deferred tax assets	3,346		2,741
Retirement benefit assets	3,134		1,714
Assets arising from contracts held with reinsurers	19,922		20,385
Other assets	7,017		4,250
Total assets	879,687		871,269
Liabilities
Deposits from banks	20,655		31,465
Customer deposits	482,349		460,068
Items in course of transmission to banks	325		306
Financial liabilities at fair value through profit or loss	21,054		22,646
Derivative financial instruments	17,951		27,313
Notes in circulation	1,368		1,305
Debt securities in issue	81,268		87,397
Liabilities arising from insurance contracts and participating investment contracts	120,368		116,060
Liabilities arising from non-participating investment contracts	42,031		38,452
Other liabilities	24,871		20,347
Retirement benefit obligations	234		245
Current tax liabilities	0		31
Deferred tax liabilities	42		45
Other provisions	1,758		1,915
Subordinated liabilities	13,527		14,261
Total liabilities	827,801		821,856
Equity
Share capital	7,097		7,084
Share premium account	17,872		17,863
Other reserves	12,713		13,747
Retained profits	8,079		4,584
Ordinary shareholders’ equity	45,761		43,278
Other equity instruments	5,906		5,906
Total equity excluding non-controlling interests	51,667		49,184
Non-controlling interests	219		229
Total equity	51,886	[1]	49,413	[2]
Total equity and liabilities	£ 879,687		£ 871,269

[1]	.2Total equity attributable to owners of the parent was £51,667 million
[2]	Total equity attributable to owners of the parent was £49,184 million.